Commitments and Contingencies - Future Minimum Lease Payments Under Finance Lease Together With Present Value of Net Minimum Lease Payments (Parenthetical) (Detail)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)
Disclosure of finance lease and operating lease by lessee [Line Items]
Less: Amount representing finance charges		[1]		[1]	¥ 5,000
Top of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Less: Amount representing finance charges	¥ 1,000		$ 1,000

[1]	Less than RMB 1 (US$1)